Vanguard U.S. Multifactor Fund

Schedule of Investments (unaudited)
As of February 28, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (98.0%)
Basic Materials (5.5%)
Dow Inc.	3,749	222
Newmont Corp.	2,734	149
Southern Copper Corp.	1,727	123
UFP Industries Inc.	1,477	90
Reliance Steel & Aluminum Co.	596	79
Linde plc	313	76
Timken Co.	823	64
Commercial Metals Co.	2,470	62
* Freeport-McMoRan Inc.	1,755	59
Boise Cascade Co.	954	48
Rexnord Corp.	1,036	47
Nucor Corp.	769	46
Stepan Co.	347	42
Schweitzer-Mauduit International Inc.	886	41
FMC Corp.	393	40
LyondellBasell Industries NV Class A	371	38
Steel Dynamics Inc.	856	36
Glatfelter Corp.	2,123	34
Scotts Miracle -Gro Co.	156	33
Tredegar Corp.	2,074	32
International Paper Co.	635	32
Trinseo SA	471	30
Worthington Industries Inc.	462	30
* AdvanSix Inc.	1,006	28
Fastenal Co.	556	26
Eastman Chemical Co.	216	24
GrafTech International Ltd.	1,830	22
Domtar Corp.	525	19
FutureFuel Corp.	1,318	19
* GCP Applied Technologies Inc.	707	18
CF Industries Holdings Inc.	313	14
Element Solutions Inc.	783	14
Compass Minerals International Inc.	206	13
Innospec Inc.	115	12
Valvoline Inc.	306	8
Materion Corp.	91	6
* Fortitude Gold Corp.	566	2
		1,678
Consumer Discretionary (22.6%)
Target Corp.	1,683	309
eBay Inc.	4,677	264
Lowe's Cos. Inc.	1,212	194
Walmart Inc.	1,442	187
General Motors Co.	2,715	139

Costco Wholesale Corp.	417	138
* Deckers Outdoor Corp.	412	134
* Discovery Inc. Class A	2,358	125
Rent-A-Center Inc.	1,955	113
Lennar Corp. Class A	1,353	112
Williams-Sonoma Inc.	760	100
Electronic Arts Inc.	684	92
Acushnet Holdings Corp.	2,169	92
* L Brands Inc.	1,665	91
Dollar General Corp.	478	90
NIKE Inc. Class B	656	88
Hanesbrands Inc.	4,845	86
Johnson Outdoors Inc. Class A	700	84
* Hibbett Sports Inc.	1,297	83
Group 1 Automotive Inc.	537	82
* Sleep Number Corp.	590	81
Citi Trends Inc.	1,024	80
PulteGroup Inc.	1,747	79
Best Buy Co. Inc.	760	76
Gentex Corp.	2,058	73
Lithia Motors Inc. Class A	191	71
Big Lots Inc.	1,117	71
Thor Industries Inc.	592	69
* Lakeland Industries Inc.	2,200	69
* Etsy Inc.	312	69
* MarineMax Inc.	1,486	66
Sonic Automotive Inc. Class A	1,427	66
Whirlpool Corp.	346	66
Travel & Leisure Co.	1,059	64
Buckle Inc.	1,659	64
* Century Communities Inc.	1,137	63
* Malibu Boats Inc. Class A	802	60
Qurate Retail Group Inc. QVC Group Class A	4,772	59
Fortune Brands Home & Security Inc.	710	59
* NVR Inc.	13	58
* Gentherm Inc.	825	58
Activision Blizzard Inc.	604	58
ODP Corp.	1,489	57
Dick's Sporting Goods Inc.	796	57
* Lululemon Athletica Inc.	175	55
Kohl's Corp.	968	53
* Gap Inc.	2,115	53
* AutoNation Inc.	692	52
HNI Corp.	1,379	49
International Game Technology plc	2,619	48
Murphy USA Inc.	384	48
* Asbury Automotive Group Inc.	275	47
* Rh	94	46
* Zumiez Inc.	1,019	46
* BJ's Wholesale Club Holdings Inc.	1,143	46
* Dana Inc.	1,894	45
News Corp. Class A	1,913	45
DR Horton Inc.	571	44
* MasterCraft Boat Holdings Inc.	1,709	44
Standard Motor Products Inc.	1,037	44
Shoe Carnival Inc.	888	43
* Meritage Homes Corp.	512	43

* O'Reilly Automotive Inc.	95	42
Foot Locker Inc.	871	42
Tractor Supply Co.	260	41
* 1-800-Flowers.com Inc. Class A	1,457	41
Rush Enterprises Inc. Class A	954	40
* Stamps.com Inc.	219	40
* AMC Networks Inc. Class A	598	39
* Tri Pointe Homes Inc.	2,047	39
Haverty Furniture Cos. Inc.	1,066	39
* Lands' End Inc.	1,161	38
* Take-Two Interactive Software Inc.	200	37
Newell Brands Inc.	1,558	36
* LKQ Corp.	910	36
* Purple Innovation Inc. Class A	972	36
Estee Lauder Cos. Inc. Class A	123	35
* Peloton Interactive Inc. Class A	291	35
* American Axle & Manufacturing Holdings Inc.	3,578	35
* Ollie's Bargain Outlet Holdings Inc.	420	35
* Universal Electronics Inc.	591	34
* XPEL Inc.	707	34
* iRobot Corp.	272	34
* Clean Energy Fuels Corp.	2,556	33
* Vera Bradley Inc.	3,481	33
* Turtle Beach Corp.	1,097	33
BorgWarner Inc.	703	32
Tapestry Inc.	733	31
* American Public Education Inc.	1,048	31
* GoPro Inc. Class A	4,069	31
* Autoliv Inc.	330	30
Toll Brothers Inc.	553	30
* YETI Holdings Inc.	423	29
* Conn's Inc.	1,963	28
Ethan Allen Interiors Inc.	1,086	28
KB Home	664	27
* Crocs Inc.	342	26
New York Times Co. Class A	511	26
News Corp. Class B	1,114	26
* Central Garden & Pet Co. Class A	615	25
Garmin Ltd.	205	25
Kontoor Brands Inc.	581	25
Polaris Inc.	205	24
* Duluth Holdings Inc.	1,704	24
Movado Group Inc.	1,036	24
Rollins Inc.	711	24
* Mohawk Industries Inc.	134	23
PVH Corp.	214	21
Callaway Golf Co.	718	20
* Copart Inc.	183	20
Del Taco Restaurants Inc.	1,922	19
* VOXX International Corp.	909	19
PriceSmart Inc.	190	18
* Green Brick Partners Inc.	897	18
Penske Automotive Group Inc.	256	17
Abercrombie & Fitch Co.	615	17
* Lions Gate Entertainment Corp. Class A	1,159	17
* Liquidity Services Inc.	1,050	16
* Beazer Homes USA Inc.	805	14

* Taylor Morrison Home Corp. Class A	471	13
* Dorman Products Inc.	128	13
* Stride Inc.	512	12
* Aaron's Co. Inc.	530	12
Steven Madden Ltd.	312	12
* Funko Inc. Class A	841	11
* Stitch Fix Inc. Class A	147	11
* CarParts.com Inc.	567	10
Pool Corp.	28	9
Herman Miller Inc.	213	8
Steelcase Inc. Class A	523	7
* Urban Outfitters Inc.	202	7
* MSG Networks Inc.	389	7
Macy's Inc.	409	6
* LGI Homes Inc.	52	6
		6,863
Consumer Staples (5.1%)
* Monster Beverage Corp.	1,227	108
Weis Markets Inc.	1,751	94
General Mills Inc.	1,653	91
Walgreens Boots Alliance Inc.	1,810	87
Kraft Heinz Co.	2,206	80
Ingles Markets Inc. Class A	1,468	76
McKesson Corp.	445	75
Casey's General Stores Inc.	332	67
Procter & Gamble Co.	506	63
Kroger Co.	1,771	57
AmerisourceBergen Corp. Class A	534	54
Corteva Inc.	1,191	54
* Boston Beer Co. Inc. Class A	46	47
Vector Group Ltd.	3,335	46
* Herbalife Nutrition Ltd.	989	44
* Hain Celestial Group Inc.	982	41
B&G Foods Inc.	1,323	40
ACCO Brands Corp.	4,200	34
Flowers Foods Inc.	1,466	32
Clorox Co.	167	30
Lancaster Colony Corp.	169	30
* Helen of Troy Ltd.	132	29
PetMed Express Inc.	738	26
CVS Health Corp.	372	25
SpartanNash Co.	1,256	23
Ingredion Inc.	245	22
Campbell Soup Co.	479	22
Conagra Brands Inc.	569	19
Kellogg Co.	329	19
National Beverage Corp.	382	18
Edgewell Personal Care Co.	591	18
Core-Mark Holding Co. Inc.	482	16
Medifast Inc.	62	16
* Sprouts Farmers Market Inc.	725	15
J M Smucker Co.	135	15
* Darling Ingredients Inc.	197	12
Fresh Del Monte Produce Inc.	432	11
		1,556

Energy (2.2%)
Arcosa Inc.	1,126	64
* Bonanza Creek Energy Inc.	1,887	60
* Renewable Energy Group Inc.	713	55
* EQT Corp.	2,563	46
Antero Midstream Corp.	4,856	43
* CONSOL Energy Inc.	3,943	43
Patterson-UTI Energy Inc.	5,624	42
* Range Resources Corp.	3,976	38
Cabot Oil & Gas Corp.	1,960	36
* First Solar Inc.	429	35
Baker Hughes Co. Class A	1,417	35
SunCoke Energy Inc.	5,292	34
* CNX Resources Corp.	2,410	30
* Green Plains Inc.	1,122	28
Warrior Met Coal Inc.	1,146	22
Archrock Inc.	2,069	21
Ovintiv Inc.	651	15
World Fuel Services Corp.	455	14
Cimarex Energy Co.	209	12
		673
Financials (16.1%)
T. Rowe Price Group Inc.	1,261	204
JPMorgan Chase & Co.	1,358	200
Goldman Sachs Group Inc.	492	157
Primerica Inc.	894	126
Allstate Corp.	1,136	121
Ameriprise Financial Inc.	519	115
* SVB Financial Group	219	111
Progressive Corp.	1,248	107
First Citizens BancShares Inc. Class A	137	101
Jefferies Financial Group Inc.	3,427	100
Zions Bancorp NA	1,738	92
Hilltop Holdings Inc.	2,758	91
Bank of New York Mellon Corp.	2,065	87
Flagstar Bancorp Inc.	1,909	83
S&P Global Inc.	247	81
CNO Financial Group Inc.	3,303	79
HomeStreet Inc.	1,821	78
M&T Bank Corp.	510	77
Stifel Financial Corp.	1,260	77
Nelnet Inc. Class A	1,054	77
* Triumph Bancorp Inc.	953	73
BlackRock Inc.	95	66
Park National Corp.	505	63
MarketAxess Holdings Inc.	112	62
Trustmark Corp.	2,035	61
Popular Inc.	914	61
Voya Financial Inc.	958	58
Equitable Holdings Inc.	1,938	57
Federated Hermes Inc. Class B	2,007	54
Citizens Financial Group Inc.	1,136	49
SLM Corp.	3,120	49
Fulton Financial Corp.	3,152	49
BankUnited Inc.	1,179	47
Home BancShares Inc.	1,919	47
Hope Bancorp Inc.	3,542	47

Hanover Insurance Group Inc.	398	46
BancFirst Corp.	696	44
Globe Life Inc.	472	44
Bank of NT Butterfield & Son Ltd.	1,208	44
Allegiance Bancshares Inc.	1,156	44
Northern Trust Corp.	449	43
PNC Financial Services Group Inc.	251	42
Renasant Corp.	1,053	41
International Bancshares Corp.	949	41
Bryn Mawr Bank Corp.	1,093	41
PacWest Bancorp	1,117	41
Federal Agricultural Mortgage Corp. Class C	461	40
Associated Banc-Corp	1,970	40
Walker & Dunlop Inc.	373	37
Aflac Inc.	767	37
Meridian Bancorp Inc.	2,096	35
Washington Federal Inc.	1,157	35
First Bancorp	856	34
East West Bancorp Inc.	476	34
Regions Financial Corp.	1,600	33
NBT Bancorp Inc.	908	33
City Holding Co.	430	32
Evercore Inc. Class A	269	32
Great Western Bancorp Inc.	1,188	32
First Interstate BancSystem Inc. Class A	658	30
Employers Holdings Inc.	840	28
Aon plc Class A	121	28
Hanmi Financial Corp.	1,578	27
Huntington Bancshares Inc.	1,751	27
First Commonwealth Financial Corp.	1,944	26
Citigroup Inc.	393	26
Ameris Bancorp	541	26
Old National Bancorp	1,380	25
TrustCo Bank Corp. NY	3,566	25
Artisan Partners Asset Management Inc. Class A	500	24
* StoneX Group Inc.	409	24
Columbia Banking System Inc.	532	24
Investors Bancorp Inc.	1,753	23
ServisFirst Bancshares Inc.	465	23
Simmons First National Corp. Class A	783	23
Virtu Financial Inc. Class A	837	23
Eagle Bancorp Inc.	463	23
Cohen & Steers Inc.	341	22
Atlantic Union Bankshares Corp.	587	22
Washington Trust Bancorp Inc.	433	21
Heritage Financial Corp.	790	20
AMERISAFE Inc.	347	20
Southside Bancshares Inc.	584	20
First Hawaiian Inc.	698	19
Affiliated Managers Group Inc.	138	19
FNB Corp.	1,557	18
CVB Financial Corp.	860	18
Raymond James Financial Inc.	157	18
Bank of Hawaii Corp.	207	18
KeyCorp	871	18
Universal Insurance Holdings Inc.	1,177	18
Diamond Hill Investment Group Inc.	121	17

	Radian Group Inc.	837	17
	UMB Financial Corp.	194	16
	Tompkins Financial Corp.	210	16
	BOK Financial Corp.	185	16
	Cathay General Bancorp	410	15
*	Axos Financial Inc.	327	15
	First Foundation Inc.	658	15
	Central Pacific Financial Corp.	662	15
	Bank OZK	356	15
	WSFS Financial Corp.	274	15
	PennyMac Financial Services Inc.	219	13
	Credicorp Ltd.	74	12
*	Credit Acceptance Corp.	31	11
	First Busey Corp.	460	11
	Erie Indemnity Co. Class A	41	10
	B Riley Financial Inc.	144	10
	Unum Group	292	8
			4,905
Health Care (10.6%)
*	HCA Healthcare Inc.	1,132	195
	Humana Inc.	499	189
	Johnson & Johnson	1,180	187
	AbbVie Inc.	1,522	164
	UnitedHealth Group Inc.	485	161
	Anthem Inc.	510	155
	Gilead Sciences Inc.	2,325	143
	Bristol-Myers Squibb Co.	1,635	100
*	United Therapeutics Corp.	593	99
	Cigna Corp.	440	92
*	Biogen Inc.	315	86
*	DaVita Inc.	840	86
*	Medpace Holdings Inc.	521	85
	Abbott Laboratories	607	73
*	Molina Healthcare Inc.	334	72
*	Regeneron Pharmaceuticals Inc.	160	72
	Agilent Technologies Inc.	584	71
*	Corcept Therapeutics Inc.	2,644	66
	Pfizer Inc.	1,872	63
*	Jazz Pharmaceuticals plc	357	60
*	Emergent BioSolutions Inc.	565	54
*	ModivCare Inc.	378	48
	Chemed Corp.	105	47
*	Quidel Corp.	284	47
	Patterson Cos. Inc.	1,486	46
	Eli Lilly and Co.	223	46
	Thermo Fisher Scientific Inc.	98	44
*	Tenet Healthcare Corp.	864	44
*	LHC Group Inc.	224	41
*	Meridian Bioscience Inc.	1,798	38
*	Henry Schein Inc.	612	38
	Cardinal Health Inc.	722	37
*	Triple-S Management Corp. Class B	1,439	36
*	Amedisys Inc.	142	36
*,^	Retractable Technologies Inc.	2,207	35
	Cerner Corp.	473	33
*	ABIOMED Inc.	89	29
*	Exelixis Inc.	1,296	28

West Pharmaceutical Services Inc.	96	27
* Moderna Inc.	160	25
* Masimo Corp.	96	24
Quest Diagnostics Inc.	185	21
Healthcare Services Group Inc.	687	20
* Align Technology Inc.	33	19
* Laboratory Corp. of America Holdings	75	18
* AdaptHealth Corp. Class A	514	16
* Catalyst Pharmaceuticals Inc.	4,000	16
* Acadia Healthcare Co. Inc.	259	14
* OraSure Technologies Inc.	1,336	14
* Amneal Pharmaceuticals Inc.	1,944	10
Luminex Corp.	320	10
* STAAR Surgical Co.	90	9
ResMed Inc.	48	9
* OPKO Health Inc.	1,686	8
Ensign Group Inc.	87	7
* Evolent Health Inc. Class A	345	7
* Merit Medical Systems Inc.	121	7
* Globus Medical Inc.	90	6
		3,233
Industrials (21.2%)
Eaton Corp. plc	1,644	214
Deere & Co.	552	193
United Parcel Service Inc. Class B	1,130	178
FedEx Corp.	646	164
Cummins Inc.	627	159
* Zebra Technologies Corp.	298	149
AGCO Corp.	858	111
MSC Industrial Direct Co. Inc. Class A	1,248	108
DuPont de Nemours Inc.	1,381	97
Caterpillar Inc.	445	96
Accenture plc Class A	374	94
Johnson Controls International plc	1,517	85
Emerson Electric Co.	959	82
Schneider National Inc. Class B	3,374	78
* Trex Co. Inc.	840	77
Badger Meter Inc.	703	76
* Crown Holdings Inc.	796	76
ManpowerGroup Inc.	780	74
Marten Transport Ltd.	4,313	70
* Generac Holdings Inc.	206	68
Snap-on Inc.	334	68
* Saia Inc.	334	67
Quanta Services Inc.	782	66
Louisiana-Pacific Corp.	1,377	66
Brunswick Corp.	739	65
Illinois Tool Works Inc.	322	65
* Great Lakes Dredge & Dock Corp.	4,171	63
* Hub Group Inc. Class A	1,044	60
CSW Industrials Inc.	478	60
Triton International Ltd.	1,023	59
Regal Beloit Corp.	431	59
* Gibraltar Industries Inc.	674	59
McGrath RentCorp	742	58
* United Rentals Inc.	189	56
Quanex Building Products Corp.	2,298	56

*	TopBuild Corp.	284	54
*	Covenant Transportation Group Inc. Class A	2,974	54
	ITT Inc.	645	54
*	MYR Group Inc.	896	53
	Owens Corning	649	53
	Dover Corp.	425	52
	Knight-Swift Transportation Holdings Inc.	1,207	52
	Kforce Inc.	1,003	52
	CAI International Inc.	1,149	51
	Sherwin-Williams Co.	73	50
	Simpson Manufacturing Co. Inc.	508	50
	Astec Industries Inc.	727	49
	Ryder System Inc.	726	49
	MSA Safety Inc.	305	49
*	TriNet Group Inc.	608	49
*	Textainer Group Holdings Ltd.	1,852	48
	Landstar System Inc.	301	48
*	Modine Manufacturing Co.	3,461	48
	Hubbell Inc. Class B	270	48
	Old Dominion Freight Line Inc.	220	47
	DHT Holdings Inc.	8,410	47
	Encore Wire Corp.	715	47
	Greenbrier Cos. Inc.	970	46
	Columbus McKinnon Corp.	875	44
	Norfolk Southern Corp.	174	44
	Watts Water Technologies Inc. Class A	380	43
	Kronos Worldwide Inc.	2,989	43
*	Beacon Roofing Supply Inc.	902	43
	Ennis Inc.	2,172	43
	ArcBest Corp.	725	43
*	Masonite International Corp.	380	42
	JB Hunt Transport Services Inc.	271	40
	Argan Inc.	782	39
	Franklin Electric Co. Inc.	516	39
	Apogee Enterprises Inc.	1,006	38
	Kadant Inc.	215	37
*,1 API Group Corp.		1,965	36
	Acuity Brands Inc.	288	36
	WW Grainger Inc.	94	35
*	Titan Machinery Inc.	1,423	35
	Packaging Corp. of America	264	35
	Werner Enterprises Inc.	789	34
	Westrock Co.	766	33
*	Middleby Corp.	227	33
*	XPO Logistics Inc.	284	33
	AAON Inc.	424	33
	Watsco Inc.	132	32
	Primoris Services Corp.	950	32
	Fortive Corp.	473	31
*	Sykes Enterprises Inc.	753	31
*	FARO Technologies Inc.	312	29
*	MasTec Inc.	326	28
*	Berry Global Group Inc.	510	28
*	Vicor Corp.	285	28
	MKS Instruments Inc.	170	28
	Lockheed Martin Corp.	83	27
	Valmont Industries Inc.	115	27

Graphic Packaging Holding Co.	1,693	27
3M Co.	152	27
Myers Industries Inc.	1,162	26
Shyft Group Inc.	771	25
Costamare Inc.	2,586	25
* Echo Global Logistics Inc.	895	25
Kennametal Inc.	661	25
UniFirst Corp.	97	24
* Kelly Services Inc. Class A	1,085	23
Nordic American Tankers Ltd.	7,448	22
* Construction Partners Inc. Class A	762	22
* SPX Corp.	386	21
Silgan Holdings Inc.	571	21
Patrick Industries Inc.	264	21
Robert Half International Inc.	266	21
* ASGN Inc.	214	20
* Blue Bird Corp.	804	20
* Proto Labs Inc.	134	20
Jack Henry & Associates Inc.	128	19
EMCOR Group Inc.	195	19
Kansas City Southern	89	19
Textron Inc.	373	19
* Atlas Air Worldwide Holdings Inc.	335	18
Greif Inc. Class A	380	18
* TrueBlue Inc.	869	18
Wabash National Corp.	1,076	18
Matson Inc.	252	17
* SPX FLOW Inc.	283	17
ABM Industries Inc.	403	17
* FTI Consulting Inc.	146	17
Sonoco Products Co.	276	16
* American Woodmark Corp.	176	16
Genco Shipping & Trading Ltd.	1,565	16
ADT Inc.	2,004	15
Resources Connection Inc.	1,178	15
* Sterling Construction Co. Inc.	639	15
Federal Signal Corp.	394	14
RPM International Inc.	180	14
Northrop Grumman Corp.	48	14
Powell Industries Inc.	444	14
Heartland Express Inc.	741	13
* Vivint Smart Home Inc.	748	13
International Seaways Inc.	688	12
CH Robinson Worldwide Inc.	127	12
Trane Technologies plc	73	11
Crane Co.	124	10
* Atkore Inc.	151	10
* ShotSpotter Inc.	237	10
Comfort Systems USA Inc.	150	9
* Ferro Corp.	507	8
* Dorian LPG Ltd.	625	8
* Meritor Inc.	233	7
* Mettler-Toledo International Inc.	6	7
PPG Industries Inc.	49	7
Deluxe Corp.	162	6
MAXIMUS Inc.	76	6
		6,457

Real Estate (0.2%)
St. Joe Co.	779	39
GEO Group Inc.	1,635	12
Iron Mountain Inc.	199	7
		58
Technology (13.4%)
Apple Inc.	1,846	224
* Micron Technology Inc.	1,993	182
Intel Corp.	2,829	172
KLA Corp.	541	168
Applied Materials Inc.	1,302	154
* Advanced Micro Devices Inc.	1,811	153
Cognizant Technology Solutions Corp. Class A	2,015	148
Teradyne Inc.	1,042	134
Texas Instruments Inc.	713	123
QUALCOMM Inc.	885	120
* Qorvo Inc.	674	118
Lam Research Corp.	183	104
Intuit Inc.	243	95
* Diodes Inc.	1,133	89
* Adobe Inc.	183	84
* Alphabet Inc. Class A	40	81
* TechTarget Inc.	839	70
Oracle Corp.	1,053	68
Skyworks Solutions Inc.	377	67
Jabil Inc.	1,428	62
Vishay Intertechnology Inc.	2,536	61
NVIDIA Corp.	109	60
* Lattice Semiconductor Corp.	1,238	60
* FormFactor Inc.	1,207	55
PC Connection Inc.	1,164	54
HP Inc.	1,820	53
Seagate Technology plc	700	51
* Facebook Inc. Class A	196	50
* II-VI Inc.	560	47
International Business Machines Corp.	375	45
TE Connectivity Ltd.	342	44
SYNNEX Corp.	494	44
Microsoft Corp.	184	43
* Super Micro Computer Inc.	1,278	42
* Fabrinet	457	40
Monolithic Power Systems Inc.	94	35
Shutterstock Inc.	392	35
* SPS Commerce Inc.	340	34
Computer Programs and Systems Inc.	1,054	33
* NetScout Systems Inc.	1,173	33
Hackett Group Inc.	2,074	32
* Synaptics Inc.	241	32
* Calix Inc.	803	32
* Mitek Systems Inc.	1,974	30
Xerox Holdings Corp.	1,127	29
Methode Electronics Inc.	734	29
Citrix Systems Inc.	206	27
* ePlus Inc.	279	26
* Sanmina Corp.	735	26
Power Integrations Inc.	288	25
* Verint Systems Inc.	514	25

	Vertiv Holdings Co. Class A		1,209	25
*	Rambus Inc.		1,178	25
*	Cadence Design Systems Inc.		168	24
*	Manhattan Associates Inc.		192	24
*	Axcelis Technologies Inc.		630	23
	Avnet Inc.		578	22
*	IPG Photonics Corp.		94	21
*	Plexus Corp.		250	21
*	OneSpan Inc.		892	21
	Simulations Plus Inc.		276	20
*	TrueCar Inc.		3,568	19
*	Agilysys Inc.		321	19
*	Dell Technologies Inc.		225	18
*	Covetrus Inc.		482	18
*	Paycom Software Inc.		42	16
*	Concentrix Corp.		126	16
*	NCR Corp.		425	15
	Corning Inc.		380	15
*	Match Group Inc.		78	12
	VirnetX Holding Corp.		1,479	10
*	Unisys Corp.		411	10
*	A10 Networks Inc.		984	9
*	CACI International Inc. Class A		31	7
				4,058
Telecommunications (1.0%)
	Verizon Communications Inc.		1,595	88
*	Lumentum Holdings Inc.		632	57
	Cisco Systems Inc.		974	43
*	NETGEAR Inc.		870	35
	Lumen Technologies Inc.		2,826	35
*	Ciena Corp.		478	25
*	WideOpenWest Inc.		437	6
				289
Utilities (0.1%)
*	Evoqua Water Technologies Corp.		428	11
Total Common Stocks (Cost $22,738)				29,781
		Coupon
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
2,3 Vanguard Market Liquidity Fund (Cost $429)		0.099%	4,286	429
Total Investments (99.4%) (Cost $23,167)				30,210
Other Assets and Liabilities—Net (0.6%)				197
Net Assets (100%)				30,407
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $32,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	March 2021	27	514	(6)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At February 28, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.